Cash and Cash Equivalents and Restricted Cash (Details Narrative) - CAD ($)	6 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Cash held at the bank	$ 17,249,271	$ 10,690,457
Investment in GIC	2,700,000	9,500,000
Restricted cash	$ 90,000	$ 40,000
Interest rate on restricted cash invested in GICs	2.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
GIC interest rate	2.45%
Top of range [member]
IfrsStatementLineItems [Line Items]
GIC interest rate	2.70%